Subsequent Event	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Event

NOTE 12 – SUBSEQUENT EVENT

Common shares issuable to officers and employees

On October 6, 2018, the Company entered into restricted stock award agreements (the “Restricted Stock Award Agreements”) with executive officers and employees. Pursuant to the Restricted Stock Award Agreements, the Company agreed to grant restricted stock awards for an aggregate of 2,750,000 common shares of the Company which will vest on the first anniversary date of the Restricted Stock Award Agreements. If the employee’s employment is terminated for any reason, these shares will immediately be forfeited. In the event of a change of control, the employee shall be 100% vested in all shares of restricted shares subject to these Agreements.

Each executive officer and employee shall have the right to vote the restricted shares awarded to them and to receive and retain all regular dividends paid in cash or property (other than retained distributions), and to exercise all other rights, powers and privileges of a holder of shares of the stock, with respect to such restricted shares, with the exception that (a) the employee shall not be entitled to delivery of the stock certificate or certificates or electronic book entries representing such restricted shares until the shares are vested, (b) the Company shall retain custody of all retained distributions made or declared with respect to the restricted shares until such time, if ever, as the restricted shares have become vested, and (c) the employee may not sell, assign, transfer, pledge, exchange, encumber, or dispose of the restricted shares. The Company is currently evaluating the fair value of the shares issued and shall record stock-based compensation over the one-year vesting period.

These shares shall be considered outstanding for legal purposes but shall be excluded from basic earnings per share until vesting occurs.

On November 14, 2018, the Company entered into a Revolving Credit Facility Loan and Security Agreement (“Loan Agreement”) and a Secured Promissory Note (the “Note”) with BOCO Investments, LLC (the “BOCO Investments”). Subject to and in accordance with the terms and conditions of the Loan Agreement and the Note, BOCO Investments agrees to lend to the Company up to $400,000 (the “Maximum Loan Amount”) against the issuance and delivery by the Company of the Note for use as working capital and to assist in inventory acquisition. BOCO Investments loaned an initial amount of $200,000 at closing and may loan additional amounts to the Company at any time and from time to time through November 14, 2020, up to an aggregate amount not to exceed the Maximum Loan Amount. The Company must repay all principle, interest and other amounts outstanding on or before November 14, 2020. The Company’s obligations under the Loan Agreement and the Note are secured by a first-priority security interest in substantially all of the Company’s assets (the “Collateral”). The outstanding principal advanced to Company pursuant to the Loan Agreement bears interest at the rate of 12% per annum, compounded annually. The Loan Agreement and Note contain customary representations, warranties and covenants, including covenants requiring the Company to maintain certain inventory and accounts receivable amounts, certain restrictions on the Company’s ability to incur additional debt or create liens on its property. The Loan Agreement and the Note also provide for certain events of default, including, among other things, payment defaults, breaches of representations and warranties and bankruptcy or insolvency proceedings, the occurrence of which, after any applicable cure period, would permit Lender, among other things, to accelerate payment of all amounts outstanding under the Loan Agreement and the Note, as applicable, and to exercise its remedies with respect to the Collateral, including the sale of the Collateral.

NOTE 10 – SUBSEQUENT EVENTS

Merger agreement

On April 25, 2018, the Company entered into an Agreement and Plan of Merger and Reorganization, or the Merger Agreement with WestMountain Alternative Energy, Inc. (“WestMountain”) and its subsidiary, WETM Acquisition Corp. (“Acquisition Sub”). Pursuant to the terms of the Merger Agreement, on April 25, 2018, or the Closing Date, the Acquisition Sub merged with and into the Company, which was the surviving corporation. Accordingly, the Company became a wholly-owned subsidiary of WestMountain.

Pursuant to the Merger, WestMountain acquired the business of the Company. At the time a certificate of merger reflecting the Merger was filed with the Secretary of State of Texas, or the Effective Time, all of the outstanding common units of C-Bond Systems, LLC. (“Common Units”) that were issued and outstanding immediately prior to the closing of the Merger were converted into an aggregate of 63,505,785 shares of WestMountain’s common stock representing approximately 87% of post-merger common stock outstanding.  As a result, each common unit of C-Bond Systems, LLC. was converted into approximately 3.233733 shares of WestMountain’s common stock (the “Conversion Ratio”).

In addition, pursuant to the Merger Agreement, each option to purchase Common Shares of C-Bond Systems, LLC., issued and outstanding immediately prior to the closing of the Merger aggregating 14,494,213 options was assumed and converted into an option to purchase an equivalent number of shares of WestMountain’s common stock and the exercise price of each such option was divided by the Conversion Ratio. The issuance of shares of WestMountain’s common stock, or options to purchase WestMountain’s common stock, to holders of C-Bond Systems, LLC’s Common Units and options, are collectively referred to as the Units Conversion.

The Merger Agreement contained customary representations and warranties and pre- and post-closing covenants of each party and customary closing conditions.

The Merger was treated as a reverse merger and recapitalization of C-Bond Systems, LLC. for financial reporting purposes. C-Bond Systems, LLC. is considered the acquirer for accounting purposes, and WestMountain’s historical financial statements before the Merger will be replaced with the historical financial statements of C-Bond Systems, LLC. before the Merger in future filings with the SEC. The Merger is intended to be treated as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended.

Stock option exercise

From January 2018 to April 2018, the Company issued 1,293,492 common shares upon the exercise of 400,000 stock options at $0.031 per share. In connection with these option exercises, the Company received proceeds of $40,000.

Common shares issued for debt conversion

On January 2, 2018, the former CEO of the Company converted his accrued compensation and other amounts due to him totaling $392,558 into 12,694,893 common shares, or $0.031 per share. Upon conversion, the Company recorded stock-based compensation of $270,878 based on the commitment date per share fair value of $0.021 per share (see Note 8).

On March 28, 2018, the Company issued 136,894 common shares upon conversion of convertible debt of $100,000 and accrued interest of $5,833 (See Note 6).

Common shares issued for services

On March 7, 2018, the Company entered into a 90-day consulting agreement for business development and lobbying services related to the Company’s ballistic resistant technologies.  In connection with this consulting agreement, the Company issued 80,843 common shares to the consultant which were valued at $68,750, or $0.85 per common share, based on contemporaneous common share sales which will be amortized over the term of the agreement.

In April 2018, the Company issued 3,233,732 restricted shares to employees for services rendered which were valued at $2,750,000, or $0.85 per common share, based on contemporaneous common share sales.

Common shares issued for settlement

In April 2018, the Company issued 315,957 shares to a vendor to settle amounts owed to such vendor which were valued at $268,694, or $0.85 per common share, based on contemporaneous common share sales. In connection with the settlement agreement, the Company recorded research and development expense of $193,694 and reduced accrued expenses of $75,000.

Sale of common shares

In April 2018, the Company issued 32,337 shares of its common stock to an investor for cash proceeds of $27,500, or $0.85 per common shares.

Senior secured convertible note

On January 22, 2018 (the “Issuance Date”), the Company entered into a securities purchase agreement (the “SPA”) with Esousa Holdings, LLC (“Esousa”), whereby Esousa agreed to invest up to $750,000 (the “Purchase Price”) in the Company in exchange for senior secured the convertible notes and five-year warrants , upon the terms and subject to the conditions thereof. Pursuant to the SPA, the Company issued (i) a senior secured convertible note to Esousa on January 22, 2018, in the original principal amount of $260,000, which bears interest at 10% per annum (the “First Note”) and (ii) 293,123 five-year warrants to purchase shares of Company common shares at a purchase price of $0.27 per share. On January 22, 2018, the Company received cash proceeds of $260,000 under this convertible note. Each convertible note issued pursuant to the SPA was due and payable two years from the issuance date of the respective convertible note, and any accrued and unpaid interest relating to each convertible note, was due and payable semi-annually.

The Convertible Note was convertible into common shares at a conversion price of is $0.27 which was lower than the fair value of common shares based on recent sales of common shares on the date of issue. Additionally, as warrants were issued with the Convertible Note, the proceeds were allocated to the instruments based on relative fair value as the warrants did not contain any features requiring liability treatment and therefore were classified as equity. The value allocated to the warrants was $186,368 and $73,632 was allocated to the beneficial conversion feature. Since the intrinsic value of the beneficial conversion feature and warrants was greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the beneficial conversion feature and warrants was limited to the amount of the proceeds allocated to the convertible instrument. Accordingly, the Company recorded as debt discount of $260,000 with the credit to additional paid in capital. The debt discount associated will be amortized to interest expense over the term of the Convertible Note.

On April 26, 2018, the Company and Esousa entered into a Termination Agreement and General Release (“Termination Agreement”) whereby the Company paid Esousa $270,000, and the SPA, Note, Warrant and Registration Rights Agreement and all rights and obligations were terminated. In connection with the Termination Agreement, the Company recorded debt extinguishment expense of $229,696.

Legal matters

Prior to the Closing of the Merger, C-Bond received a letter from counsel to Arnold Jay Boisdrenghein/Equity Capital Holding Group, Inc. claiming that such parties were entitled to a finder’s fee in connection with the Merger of $25,000 and 1,000,000 post-Merger shares of common stock of WestMountain. The Company intends to vigorously defend this claim. We cannot predict the timing and ultimate outcome of this matter, however we believe the range of possible loss is immaterial to our financial statements.

Post-merger private placement

Contemporaneously with the closing of the Merger, pursuant to subscription agreements, WestMountain issued an aggregate of 3,100,000 shares of Common Stock at a price of $0.40 per share for aggregate gross consideration of approximately $1,240,000 to six accredited investors. The Company agreed to cause WestMountain to file a shelf registration statement registering all of the shares of Common Stock subscribed for hereby (but no other shares owned by Subscriber) as soon as reasonably practicable after completion of the Merger and to use commercially reasonable efforts to cause that registration statement to be declared effective as soon as reasonably practical.

In preparing these consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through April 27, 2018, the date the financial statements were available to be issued.